13FCON P 11/14/00

99 04 6076

CONFIDENTIAL

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

REC'D S.E.C.
NOV 15 1999
037

Institutional Investment Manager Filing this Report:

Name: David P. Berkowitz

Address: c/o Gotham Partners Management Co., L.L.C.
110 East 42nd Street, 18th Floor
New York, New York 10017

Form 13F File Number: 28-6906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David P. Berkowitz

Title: Manager

Phone: (212) 286-0300

PROCESSED
JAN 13 2003
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

[signature] New York, New York 11/12/99

SRZNY\560857v3

CONFIDENTIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-	NONE

Form 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $92,347 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-6908	William A. Ackman
2	28-6904	Section H. Partners, L.P.
3	28-7474	Gotham International Advisors, L.L.C.

CONFIDENTIAL

FORM 13F - CONFIDENTIAL TREATMENT REQUESTED

Form 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
INSIGNIA FINANCIAL GROUP	COM	45766D100	12,395	1,416,584	SH		SHARED-OTHER	1,2		SHARED	
INSIGNIA FINANCIAL GROUP	COM	45766D100	6,887	785,946	SH		SHARED-OTHER	1,3		SHARED	

SRZNY\560857v3

CONFIDENTIAL

FORM 13F - CONFIDENTIAL TREATMENT REQUESTED

Form 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
EATON VANCE	COM NON VOT	278265103	59,095	1,846,730	SH		SHARED-OTHER	1,2		SHARED	
EATON VANCE	COM NON VOT	278265103	13,970	436,570	SH		SHARED-OTHER	1,3		SHARED	